Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
DisclosureOfDocumentAndEntityInformationLineItems [Line Items]
Entity Registrant Name	Hudson Ltd.
Entity Central Index Key	0001714368
Document Type	20-F
Document Period End Date	Dec. 31, 2018
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	92,386,080
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2018
Class A Common Shares
DisclosureOfDocumentAndEntityInformationLineItems [Line Items]
Entity Common Stock, Shares Outstanding	39,292,765
Class B Common Shares
DisclosureOfDocumentAndEntityInformationLineItems [Line Items]
Entity Common Stock, Shares Outstanding	53,093,315